UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-21172

                      Scudder RREEF Real Estate Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder RREEF Real Estate Fund, Inc.
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                         Shares                 Value ($)
                                                                                  ---------------------------------------

Common Stocks 117.7%
Apartments 26.8%
AMLI Residential Properties Trust (REIT)                                                609,400               18,617,170
Apartment Investment & Management Co. "A" (REIT)                                        608,800               21,174,064
Archstone-Smith Trust (REIT)                                                            651,800               20,622,952
Avalonbay Communities, Inc. (REIT)                                                      171,600               10,333,752
Gables Residential Trust (REIT)                                                         589,800               20,141,670
Town & Country Trust (REIT)                                                             265,000                6,744,250
                                                                                                           -------------
                                                                                                              97,633,858

Diversified 14.3%
American Campus Communities, Inc. (REIT)*                                               736,602               13,671,333
American Financial Realty Trust (REIT)                                                  523,800                7,390,818
Crescent Real Estate Equities Co. (REIT)                                                460,300                7,245,122
iStar Financial, Inc. (REIT)                                                            526,000               21,686,980
Lexington Corporate Properties Trust (REIT)                                             100,000                2,171,000
                                                                                                           -------------
                                                                                                              52,165,253

Health Care 11.0%
National Health Investors, Inc. (REIT)                                                    3,800                  108,072
Senior Housing Properties Trust (REIT)                                                  895,400               15,956,028
Ventas, Inc. (REIT)                                                                     930,200               24,110,784
                                                                                                           -------------
                                                                                                              40,174,884

Hotels 3.2%
Hersha Hospitality Trust (REIT)                                                         535,300                5,031,820
Strategic Hotel Capital, Inc. (REIT)                                                    497,000                6,719,440
                                                                                                           -------------
                                                                                                              11,751,260

Industrial 10.8%
First Industrial Realty Trust, Inc. (REIT)                                              376,200               13,881,780
Liberty Property Trust (REIT)                                                           633,900               25,254,576
                                                                                                           -------------
                                                                                                              39,136,356

Office 26.4%
Arden Realty Group, Inc. (REIT)                                                         487,400               15,879,492
CRT Properties, Inc. (REIT)                                                             270,600                5,804,370
Glenborough Realty Trust, Inc. (REIT)                                                   261,600                5,433,432
Highwoods Properties, Inc. (REIT)                                                       920,900               22,663,349
HRPT Properties Trust (REIT)                                                          1,589,371               17,467,187
Kilroy Realty Corp. (REIT)                                                              209,900                7,982,497
Mack-Cali Realty Corp. (REIT)                                                           468,800               20,767,840
                                                                                                           -------------
                                                                                                              95,998,167

Regional Malls 15.8%
Glimcher Realty Trust (REIT)                                                          1,024,050               24,884,415
Simon Property Group, Inc. (REIT)                                                       419,597               22,502,987
The Macerich Co. (REIT)                                                                 190,200               10,135,758
                                                                                                           -------------
                                                                                                              57,523,160

Shopping Centers 9.4%
Heritage Property Investment Trust (REIT)                                               518,900               15,136,313
New Plan Excel Realty Trust (REIT)                                                      248,700                6,217,500
Regency Centers Corp. (REIT)                                                            274,000               12,738,260
                                                                                                           -------------
                                                                                                              34,092,073
                                                                                                           -------------
Total Common Stocks (Cost $321,382,209)                                                                      428,475,011


Preferred Stocks 19.6%
Health Care 1.6%
LTC Properties, Inc. 8.0%, Series F (REIT)                                              225,000                5,719,500

Hotels 5.8%
Boykin Lodging Co. 10.5%, Series A (REIT)                                                84,600                2,377,260
Equity Inns, Inc. 8.75%, Series B (REIT)                                                498,000               13,383,750
Host Marriott Corp. 8.875%, Series E (REIT)                                             196,500                5,415,540
                                                                                                           -------------
                                                                                                              21,176,550

Office 1.5%
Alexandria Real Estate Equities, Inc. 8.375%, Series C (REIT)                           204,800                5,376,000

Regional Malls 0.5%
Taubman Centers, Inc. 8.3%, Series A (REIT)                                              71,700                1,844,124


Shopping Centers 10.1%
Cedar Shopping Centers, Inc. 8.875% (REIT)                                              150,000                3,937,500
Ramco-Gershenson 9.5%, Series B (REIT)                                                  208,000                5,636,800
The Mills Corp. 9.0%, Series C (REIT)                                                   500,000               13,765,650
The Mills Corp. 8.75%, Series E (REIT)                                                  190,000                5,130,000
Urstadt Biddle Properties, Inc. 8.5%, Series C (REIT)                                    75,000                8,203,125
                                                                                                           -------------
                                                                                                              36,673,075

Storage 0.1%
Public Storage, Inc. 10.00%, Series A (REIT)                                             12,800                  360,960

                                                                                                           -------------
Total Preferred Stocks (Cost $65,635,033)                                                                     71,150,209

Other 2.7%
Innkeepers USA Trust (REIT) (b)
(Cost $6,750,000)                                                                       750,000                9,960,000

                                                                                      Principal
                                                                                                Amount ($)      Value ($)

Convertible Bond 1.2%
Hotels
Meristar Hospitality Corp., 9.5%, 4/1/2010
(Cost $4,000,000)                                                                     4,000,000                4,480,000


                                                                                         Shares                 Value ($)
Cash Equivalents 2.2%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $8,045,673)                                                                     8,045,673                8,045,673
                                                                                                           -------------

                                                                                           % of
                                                                                         Net Assets           Value ($)
                                                                                         ----------           ---------

Total Investment Portfolio  (Cost $405,812,915)                                           143.4              522,110,893
Other Assets and Liabilities, Net                                                           0.5                2,106,061
Preferred Stock, at Redemption Value                                                      -43.9             -160,000,000
                                                                                                           -------------
Net Assets applicable to common shareholders                                              100.0              364,216,954
                                                                                                           =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.


                              Acquisition     Acquisition              As a % of
Restricted Security              Date          Cost ($)    Value ($)  Net Assets
--------------------------------------------------------------------------------
Innkeeper USA Trust          November 2002    6,750,000     9,960,000    2.7
--------------------------------------------------------------------------------

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         RREEF Real Estate Fund, Inc.


By:                                 /s/Julian Sluyters
                                    -----------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         RREEF Real Estate Fund, Inc.

By:                                 /s/Julian Sluyters
                                    -----------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004